Leases (Notes)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Lessee, Operating Leases [Text Block]	Leases
Marine Energy (acquired August 2021)
As of December 31, 2021, the Company is lessor for five self-propelled jack-up vessels which are time-chartered for an agreed period of time, generally between 2-9 months. There is a lease component of the hire and a service component. The service component involves maintenance of the vessel in a good condition together with the deployment of the crew classified as revenue under ASC 606. The Company has elected to apply the practical expedient under ASC 842 related to the lessor ability to combine lease and non-lease components as the performance obligations in relation to both the service element and lease element are satisfied ratably over the period of the contract. Therefore, such revenue is recorded on a straight-line basis.
The following are the current Company contracts, as lessee, that fall under ASC 842:
The Company leases two combination office space and warehouse facilities located in Great Yarmouth, UK and Taiwan
•Great Yarmouth, UK - 22,000 square feet, 15 year lease expiring in June 2027
•Taiwan - 2,500 square feet, 5 year lease expiring in February 2025

Operating lease right-of-use assets and lease liabilities for lease terms not qualifying for any exceptions as of December 31, 2021 are as follows (in thousands):

Description	Location in Balance Sheet	December 31, 2021
Assets:
Right of use assets	Other assets	$1,257

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$355
Non-current portion - operating leases	Other liabilities	$1,825
Maturities of operating lease liabilities for contracts with initial non-cancelable terms in excess of one year at December 31, 2021 are as follows (in thousands):

Year
2022	$468
2023	485
2024	474
2025	423
2026	423
Thereafter	97
Total lease payments	$2,370
Less: Imputed interest	(190)
Total present value of operating lease liabilities	$2,180
Less: Current portion	(355)
Non-current operating lease liabilities	$1,825

Post-acquisition period ended December 31, 2021
Operating lease costs	$117
The following table summarizes other supplemental information about the Company’s operating leases:

Post-acquisition period ended December 31, 2021
Weighted average discount rate	5.0%
Weighted average remaining lease term	5.3 years

Former Dry Bulk Operations (exited July 2021)
The following were the Company contracts under ASC 842 prior to ceasing operations:
As Lessor: Commercial pool/time charter out contracts
The Company’s dry bulk vessel revenues were primarily sourced from commercial pools, which along with time charters, fell under ASC 842. As lessor, the Company leased its vessels to pools, which managed the vessels in order to enter into transportation contracts with their customers, direct the use of the vessel, and enjoy the economic benefits derived from such arrangements.   Under the commercial pool agreements, the pool participants shared the revenue generated by the entire pool in accordance with a point system that allocates points to each vessel in the pool based upon performance, age and other factors. As a pool participant, the Company accounted for its vessels as assets and recorded lease revenue each period as the variability associated with lease payments is resolved. Please see Note 4, “Vessels” and Note 15, “Related Party Transactions.”
As Lessee: Time charter in contracts
At January 1, 2019, the Company’s operating fleet included only one chartered-in vessel, which was chartered-in in September 2017 and had a remaining lease term of nine months. In September 2019, the Company exercised its lease extension option for this chartered-in 62,100 dwt, 2017 built Japanese vessel, Ocean Phoenix Tree, for one year at $10,885 per day. In October 2019, the Company chartered the vessel out at $10,885 per day until September 2020. During 2019, the Company also entered into operating leases for five additional chartered-in vessels as follows:
In March 2019, the Company became party to a three-way arrangement with simultaneously occurring, back-to-back charters whereby the Company chartered-in a 81,100 dwt, 2019 built Chinese vessel, CL Taizhou, from the vessel owner and simultaneously chartered it out to the Scorpio Kamsarmax Pool, or SKPL, a related party, at identical rates. The hire rate was tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
In May 2019, the Company became party to a second three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2019 built Chinese vessel, CL Zhenjiang, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate was tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
In July 2019, the Company became party to a third three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2018 built Chinese vessel, CL Suzhou, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate was tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
In August 2019, the Company became party to a fourth three-way arrangement with the same parties whereby the Company chartered-in another 81,100 dwt, 2015 built Chinese vessel, CL Yangzhou, from the vessel owner and simultaneously chartered it out to SKPL, at identical rates. The hire rate was tied to the BPI at 118% of BPI with an option to convert to a fixed rate.
The above three-way charter-in and charter-out agreements were (i) negotiated as a package with the same commercial objective, (ii) with the amount of consideration to be received from the charter-out contract depending on the price of the charter-in contract, and (iii) the rights to use underlying assets conveyed in the contracts involving a single lease component. However, in accordance with the contract combination guidance in ASC 842 requiring that both contracts be entered into either with the same counterparty or with related parties in order to be combined, the respective charter-in and charter-out components of the agreement were accounted for as two separate lease contracts. Accordingly, the Company recognized the required operating lease right-of-use assets and the corresponding lease liabilities on the consolidated balance sheet. The charter out arrangement with SKPL for each of these vessels was terminated during the fourth quarter of 2020.
In July 2019, the Company became party to an arrangement whereby the Company chartered-in an 82,000 dwt, 2018 built Chinese vessel, Yangze 11, for 24 months at $12,000 per day and $12,500 per day, for the first and second years, respectively. The lease arrangement contained extension options for $13,000 per day and $14,500 per day for a third and fourth year, respectively. The lease agreement also provided options to purchase the vessel as soon as the end of the first year.
Operating lease right-of-use assets and lease liabilities for charter-in lease terms not qualifying for any exceptions as of December 31, 2020 (in thousands):

Description	Location in Balance Sheet	December 31, 2020
Assets:
Right of use assets	Other assets	$12,350

Liabilities:
Current portion - operating leases	Accounts payable and accrued expenses	$12,350
There were no remaining operating lease assets or liabilities for dry bulk charter-in contracts at December 31, 2021.
The following table summarizes lease cost (in thousands):

	Twelve months ended December 31, 2021*	Twelve months ended December 31, 2020	Twelve months ended December 31, 2019
Operating lease costs	$35,437	$21,824	$17,782
Variable lease costs	$33,072	$14,545	$10,642
Sublease income	$23,466	$20,430	$17,825
*results prior to ceasing dry bulk operations in July 2021
The following table summarizes other supplemental information about the Company’s operating leases:

	Twelve months ended December 31, 2020	Twelve months ended December 31, 2019
Weighted average discount rate	4.9%	4.9%
Weighted average remaining lease term	0.5 years	1.4 years
Cash paid for the amounts included in the measurement of lease liabilities for operating leases (in thousands)	$—	$15,287
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$50,296